UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

C/O SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-777-7818

Date of fiscal year end: September 30, 2017

Date of reporting period: December 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
DECEMBER 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS CORPORATE OBLIGATIONS — 85.2%

	Face Amount	Value
AUTOMOTIVE — 1.1%

American Axle & Manufacturing
6.625%, 10/15/22	$125,000	$128,900

Cooper-Standard Automotive
5.625%, 11/15/26 (A)	100,000	99,125

Exide Technologies
4.000% cash/7.000% PIK, 04/30/20 (B) (C)	196,846	154,524

Goodyear Tire & Rubber
7.000%, 05/15/22	50,000	52,875
5.000%, 05/31/26	325,000	324,331

Lear
5.375%, 03/15/24	125,000	131,406

MPG Holdco I
7.375%, 10/15/22	25,000	26,250

Navistar International
8.250%, 11/01/21	200,000	203,000

Titan International
6.875%, 10/01/20	25,000	24,594

		1,145,005

BANKING — 3.5%

Bank of America
8.000%, 12/29/49 (D)	1,000,000	1,027,499
6.500%, 12/31/49 (D)	100,000	104,625
6.300%, 12/31/49 (D)	25,000	26,125
6.250%, 09/29/49 (D)	150,000	150,188

Barclays
8.250%, 12/29/49 (D)	400,000	417,649

Barclays Bank
7.750%, 04/10/23 (D)	200,000	211,030
7.625%, 11/21/22	200,000	219,875

CIT Group
6.625%, 04/01/18 (A)	175,000	184,843
5.500%, 02/15/19 (A)	325,000	343,687
5.250%, 03/15/18	125,000	129,844

Citigroup
6.250%, 12/29/49 (D)	100,000	103,025
5.950%, 12/29/49 (D)	25,000	25,421

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
DECEMBER 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

BANKING — continued
5.950%, 12/29/49 (D)	$50,000	$50,750

Goldman Sachs Group
5.700%, 12/29/49 (D)	25,000	25,651
5.375%, 12/31/49 (D)	50,000	50,563

JPMorgan Chase
6.750%, 08/29/49 (D)	100,000	107,875
6.125%, 12/29/49 (D)	150,000	150,938
6.100%, 10/29/49 (D)	300,000	303,562

Washington Mutual Bank
5.446%, 05/01/09 (B) (E)	250,000	53,125

Wells Fargo
5.900%, 12/29/49 (D)	50,000	50,500

		3,736,775

BASIC INDUSTRY — 6.7%

A Schulman
6.875%, 06/01/23 (A)	50,000	52,250

AK Steel
7.625%, 05/15/20	250,000	254,999

Alamos
7.750%, 04/01/20 (A)	25,000	26,125

Alcoa Nederland Holding BV
7.000%, 09/30/26 (A)	200,000	219,000

Aleris International
7.875%, 11/01/20	200,000	200,500

American Builders & Contractors Supply
5.750%, 12/15/23 (A)	75,000	77,625
5.625%, 04/15/21 (A)	50,000	51,750

Appvion
9.000%, 06/01/20 (A)	200,000	113,000

ArcelorMittal
8.000%, 10/15/39	25,000	27,558
7.250%, 02/25/22	25,000	28,313
6.250%, 08/05/20	25,000	27,313

Blue Cube Spinco
10.000%, 10/15/25	125,000	151,563

Builders FirstSource
10.750%, 08/15/23 (A)	250,000	288,125

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
DECEMBER 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
BASIC INDUSTRY — continued
5.625%, 09/01/24 (A)	$150,000	$150,750

Cascades
5.500%, 07/15/22 (A)	25,000	25,500

CF Industries
5.375%, 03/15/44	75,000	61,898

Cliffs Natural Resources
8.250%, 03/31/20 (A)	100,000	109,499

Coeur Mining
7.875%, 02/01/21	13,000	13,553

Commercial Metals
4.875%, 05/15/23	25,000	25,250

Compass Minerals International
4.875%, 07/15/24 (A)	75,000	71,250

CPG Merger Sub LLC
8.000%, 10/01/21 (A)	100,000	103,500

Eco Services Operations LLC
8.500%, 11/01/22 (A)	75,000	80,063

First Quantum Minerals
7.250%, 10/15/19 (A)	200,000	202,000
6.750%, 02/15/20 (A)	225,000	225,562

Freeport-McMoRan
6.750%, 02/01/22 (A)	75,000	77,438
6.625%, 05/01/21 (A)	175,000	178,937
6.500%, 11/15/20 (A)	750,000	774,374
5.450%, 03/15/43	50,000	41,626
5.400%, 11/14/34	25,000	21,125
3.875%, 03/15/23	25,000	23,063
3.550%, 03/01/22	25,000	23,375
2.300%, 11/14/17	100,000	99,750

Gibraltar Industries
6.250%, 02/01/21	50,000	51,625

Griffon
5.250%, 03/01/22	50,000	50,850

Grinding Media
7.375%, 12/15/23 (A)	50,000	52,530

Hecla Mining
6.875%, 05/01/21	75,000	77,063

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
DECEMBER 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

BASIC INDUSTRY — continued

Hexion
9.000%, 11/15/20	$300,000	$235,499
8.875%, 02/01/18	100,000	100,000

Hillman Group
6.375%, 07/15/22 (A)	25,000	23,625

Hudbay Minerals
7.625%, 01/15/25 (A)	75,000	77,954
7.250%, 01/15/23 (A)	50,000	51,750

IAMGOLD
6.750%, 10/01/20 (A)	200,000	195,000

Kinross
5.125%, 09/01/21	50,000	50,781

Kissner Holdings LP
8.375%, 12/01/22 (A)	125,000	126,563

Mercer International
7.000%, 12/01/19	50,000	51,688

NWH Escrow
7.500%, 08/01/21 (A)	50,000	42,250

Platform Specialty Products
6.500%, 02/01/22 (A)	25,000	25,313

Standard Industries
5.375%, 11/15/24 (A)	75,000	77,438

Steel Dynamics
5.000%, 12/15/26 (A)	25,000	24,969

Teck Resources
6.250%, 07/15/41	400,000	387,471
6.125%, 10/01/35	350,000	340,375
6.000%, 08/15/40	150,000	142,500
4.750%, 01/15/22	200,000	201,500
4.500%, 01/15/21	50,000	50,250
3.000%, 03/01/19	11,000	11,000

TPC Group
8.750%, 12/15/20 (A)	275,000	233,749

Unifrax I LLC
7.500%, 02/15/19 (A)	150,000	150,000

Valvoline
5.500%, 07/15/24 (A)	75,000	77,813

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
DECEMBER 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
BASIC INDUSTRY — continued

Versum Materials
5.500%, 09/30/24 (A)	$50,000	$51,125

W.R. Grace & Co-Conn
5.125%, 10/01/21 (A)	75,000	78,375

Wise Metals Group
8.750%, 12/15/18 (A)	175,000	182,000

Zekelman Industries
9.875%, 06/15/23 (A)	25,000	28,063

		7,075,753

CAPITAL GOODS — 5.0%

ARD Finance
7.125% cash/7.875% PIK, 09/15/23 (A) (B) (C)	400,000	394,999

Ardagh Packaging Finance
7.250%, 05/15/24 (A)	700,000	737,624
6.250%, 01/31/19 (A)	200,000	204,000

Ball
4.375%, 12/15/20	50,000	52,438

Beacon Roofing Supply
6.375%, 10/01/23	75,000	80,391

Berry Plastics
6.000%, 10/15/22	100,000	106,250

BlueLine Rental Finance
7.000%, 02/01/19 (A)	150,000	146,250

BMC East LLC
5.500%, 10/01/24 (A)	75,000	75,000

Bombardier
8.750%, 12/01/21 (A)	375,000	398,905
7.500%, 03/15/25 (A)	25,000	24,826
6.125%, 01/15/23 (A)	200,000	191,679
6.000%, 10/15/22 (A)	25,000	23,625

Cloud Crane LLC
10.125%, 08/01/24 (A)	175,000	188,125

Cortes NP Acquisition
9.250%, 10/15/24 (A)	75,000	79,500

Engility
8.875%, 09/01/24 (A)	50,000	52,563

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
DECEMBER 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CAPITAL GOODS — continued

Graphic Packaging International
4.125%, 08/15/24	$25,000	$23,938

Greif
7.750%, 08/01/19	200,000	221,999

International Lease Finance
5.875%, 04/01/19	25,000	26,550

Milacron LLC
7.750%, 02/15/21 (A)	100,000	103,249

Multi-Color
6.125%, 12/01/22 (A)	25,000	26,125

Owens-Brockway Glass Container
6.375%, 08/15/25 (A)	50,000	52,750
5.375%, 01/15/25 (A)	125,000	125,938

Reynolds Group Issuer
8.250%, 02/15/21	346,793	358,064
7.000%, 07/15/24 (A)	25,000	26,625
5.750%, 10/15/20	1,000,000	1,032,500
5.125%, 07/15/23 (A)	50,000	51,125

SPX FLOW
5.875%, 08/15/26 (A)	50,000	50,125
5.625%, 08/15/24 (A)	50,000	50,500

StandardAero Aviation Holdings
10.000%, 07/15/23 (A)	25,000	26,438

TransDigm
6.375%, 06/15/26 (A)	250,000	257,999
6.000%, 07/15/22	125,000	130,625

Vander Intermediate Holding II
9.750% cash/10.500% PIK, 02/01/19 (A) (C)	26,313	18,880

		5,339,605

CONSUMER CYCLICAL — 3.4%

1011778 B.C. ULC / New Red Finance
6.000%, 04/01/22 (A)	125,000	130,938

99 Cents Only Stores LLC
11.000%, 12/15/19	25,000	17,313

Albertsons LLC
6.625%, 06/15/24 (A)	125,000	130,625
5.750%, 03/15/25 (A)	225,000	223,313

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
DECEMBER 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
CONSUMER CYCLICAL — continued

Aramark Services
5.125%, 01/15/24 (A)	$150,000	$155,063

BI-LO LLC
8.625% cash/9.375% PIK, 09/15/18 (A) (C)	50,000	31,750

Cengage Learning
9.500%, 06/15/24 (A)	25,000	22,313

Claire’s Stores
8.875%, 03/15/19 (B) (E)	25,000	4,250

DriveTime Automotive Group
8.000%, 06/01/21 (A)	25,000	24,344

Group 1 Automotive
5.250%, 12/15/23 (A)	25,000	24,875
5.000%, 06/01/22	75,000	74,438

JC Penney
6.375%, 10/15/36	150,000	126,187
5.650%, 06/01/20	50,000	49,563

L Brands
6.875%, 11/01/35	50,000	51,250
6.750%, 07/01/36	600,000	610,499

Landry’s
6.750%, 10/15/24 (A)	300,000	305,250

Nathan’s Famous
10.000%, 03/15/20 (A)	200,000	218,500

Penske Automotive Group
5.750%, 10/01/22	275,000	283,249

Radio Systems
8.375%, 11/01/19 (A)	25,000	26,063

Revlon Consumer Products
6.250%, 08/01/24	150,000	154,125
5.750%, 02/15/21	25,000	25,250

Rite Aid
7.700%, 02/15/27	25,000	31,375
6.125%, 04/01/23 (A)	250,000	269,687

RSI Home Products
6.500%, 03/15/23 (A)	225,000	236,250

rue21
9.000%, 10/15/21 (A)	150,000	33,750

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
DECEMBER 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER CYCLICAL — continued

Sally Holdings LLC
5.625%, 12/01/25	$250,000	$261,250

Sonic Automotive
7.000%, 07/15/22	75,000	78,563

Tops Holding II
8.750%, 06/15/18	75,000	67,313

		3,667,346

CONSUMER NON-CYCLICAL — 1.5%

Central Garden & Pet
6.125%, 11/15/23	50,000	53,000

Cott Beverages
6.750%, 01/01/20	50,000	51,906

Hearthside Group Holdings LLC
6.500%, 05/01/22 (A)	100,000	99,875

HRG Group
7.875%, 07/15/19	50,000	52,156
7.750%, 01/15/22	100,000	104,750

KeHE Distributors LLC
7.625%, 08/15/21 (A)	25,000	24,938

Lamb Weston Holdings
4.875%, 11/01/26 (A)	25,000	24,734
4.625%, 11/01/24 (A)	50,000	50,125

Nature’s Bounty
7.625%, 05/15/21 (A)	175,000	181,563

Pinnacle Foods Finance LLC
5.875%, 01/15/24	50,000	53,250

Post Holdings
6.750%, 12/01/21 (A)	275,000	294,250
5.000%, 08/15/26 (A)	125,000	120,000

Prestige Brands
5.375%, 12/15/21 (A)	50,000	51,500

Spectrum Brands
6.625%, 11/15/22	50,000	53,375
6.125%, 12/15/24	75,000	79,125

Tempur Sealy International
5.500%, 06/15/26	50,000	50,375

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
DECEMBER 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

CONSUMER NON-CYCLICAL — continued

US Foods
5.875%, 06/15/24 (A)	$125,000	$129,375

William Lyon Homes
8.500%, 11/15/20	25,000	26,250
7.000%, 08/15/22	25,000	26,000
5.750%, 04/15/19	25,000	25,375

		1,551,922

ENERGY — 17.4%

Alta Mesa Holdings LP
7.875%, 12/15/24 (A)	325,000	338,000

American Midstream Partners
8.500%, 12/15/21 (A)	100,000	99,250

Antero Midstream Partners
5.375%, 09/15/24 (A)	175,000	177,625

Antero Resources
6.000%, 12/01/20	275,000	283,263
5.375%, 11/01/21	25,000	25,656

Bill Barrett
7.625%, 10/01/19	50,000	49,500
7.000%, 10/15/22	50,000	47,750

Blue Racer Midstream LLC
6.125%, 11/15/22 (A)	50,000	50,000

Bonanza Creek Energy
6.750%, 04/15/21 (B)	100,000	74,500
5.750%, 02/01/23 (B)	25,000	18,250

California Resources
8.000%, 12/15/22 (A)	200,000	179,000

Callon Petroleum
6.125%, 10/01/24 (A)	100,000	103,500

Carrizo Oil & Gas
7.500%, 09/15/20	100,000	103,750
6.250%, 04/15/23	100,000	103,000

Chaparral Energy
8.250%, 09/01/21 (B) (E)	25,000	22,438
7.625%, 11/15/22 (B) (E)	75,000	67,125

Cheniere Corpus Christi Holdings LLC
7.000%, 06/30/24 (A)	550,000	598,124

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
DECEMBER 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — continued
5.875%, 03/31/25 (A)	$225,000	$229,570

Chesapeake Energy
8.000%, 01/15/25 (A)	125,000	127,969
6.875%, 11/15/20 (B)	75,000	75,000
6.625%, 08/15/20 (B)	100,000	101,000
6.500%, 08/15/17 (B)	225,000	231,638
5.500%, 09/15/26 (A)	25,000	27,188
5.375%, 06/15/21 (B)	75,000	70,688

CITGO Holding
10.750%, 02/15/20 (A)	500,000	538,750

CITGO Petroleum
6.250%, 08/15/22 (A)	50,000	52,250

Cloud Peak Energy Resources LLC
12.000%, 11/01/21	75,000	78,375
8.500%, 12/15/19	175,000	162,750
6.375%, 03/15/24	150,000	109,500

Concho Resources
6.500%, 01/15/22	75,000	77,606
5.500%, 04/01/23	75,000	78,098

CONSOL Energy
5.875%, 04/15/22	50,000	49,250

Continental Resources
5.000%, 09/15/22	575,000	582,555

Contura Energy
10.000%, 08/01/21 (A)	75,000	80,438

Crestwood Midstream Partners LP
6.125%, 03/01/22	550,000	566,500
6.000%, 12/15/20	200,000	205,000

CSI Compressco LP
7.250%, 08/15/22	50,000	47,500

CVR Refining LLC
6.500%, 11/01/22	50,000	49,625

Denbury Resources
9.000%, 05/15/21 (A)	9,000	9,788
6.375%, 08/15/21	25,000	22,500

Denver Parent
12.250%, 08/15/18 (B) (E)	63,341	118

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
DECEMBER 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — continued

Diamondback Energy
5.375%, 05/31/25 (A) (B)	$75,000	$75,615

Drill Rigs Holdings
6.500%, 10/01/17 (A)	25,000	11,375

Eclipse Resources
8.875%, 07/15/23	25,000	26,219

Energy Transfer Equity LP
7.500%, 10/15/20	275,000	307,999
5.875%, 01/15/24	225,000	233,438

EP Energy LLC
9.375%, 05/01/20	600,000	553,121
6.375%, 06/15/23	150,000	119,250

Gibson Energy
6.750%, 07/15/21 (A)	25,000	26,063

Global Marine
7.000%, 06/01/28	25,000	20,250

Gulfport Energy
6.375%, 05/15/25 (B)	75,000	75,953
6.000%, 10/15/24 (A)	150,000	152,625

Halcon Resources
8.625%, 02/01/20 (A)	225,000	234,000

Holly Energy Partners LP
6.500%, 03/01/20	425,000	438,812
6.000%, 08/01/24 (A)	50,000	52,375

Jones Energy Holdings
9.250%, 03/15/23	75,000	76,500

Laredo Petroleum
7.375%, 05/01/22	75,000	78,094
6.250%, 03/15/23	50,000	51,750

LBC Tank Terminals Holding Netherlands BV
6.875%, 05/15/23 (A)	200,000	205,500

Linn Energy LLC
8.625%, 04/15/20 (B) (E)	350,000	149,625

Martin Midstream Partners LP
7.250%, 02/15/21	50,000	49,625

Matador Resources
6.875%, 04/15/23 (A)	50,000	52,750

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
DECEMBER 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — continued

MEG Energy
7.000%, 03/31/24 (A)	$125,000	$113,750
6.375%, 01/30/23 (A)	50,000	44,500

Midstates Petroleum
10.750%, 10/15/20 (B)	100,000	—

MPLX
5.500%, 02/15/23	25,000	26,013
4.875%, 06/01/25	25,000	25,747
4.500%, 07/15/23	100,000	101,700

Murphy Oil
6.875%, 08/15/24	450,000	479,249
4.700%, 12/01/22	75,000	72,727

Murray Energy
11.250%, 04/15/21 (A)	575,000	448,499

Nabors Industries
5.500%, 01/15/23 (A)	100,000	104,125
5.000%, 09/15/20	50,000	51,500
4.625%, 09/15/21	25,000	25,538

Newfield Exploration
5.750%, 01/30/22	100,000	105,875

Noble Holding International
7.750%, 01/15/24	125,000	117,888
4.900%, 08/01/20	3,000	3,045

Parsley Energy LLC
6.250%, 06/01/24 (A)	100,000	105,730

PBF Logistics LP
6.875%, 05/15/23	150,000	148,125

PDC Energy
6.125%, 09/15/24 (A)	125,000	128,438

Peabody Energy
10.000%, 03/15/22 (A) (B) (E)	225,000	200,813

Precision Drilling
5.250%, 11/15/24	25,000	23,500

Quicksilver Resources Escrow
9.125%, 08/15/19 (B)	325,000	—

Range Resources
5.875%, 07/01/22 (A)	50,000	52,250
5.000%, 08/15/22 (A)	325,000	324,593

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
DECEMBER 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — continued

Resolute Energy
8.500%, 05/01/20	$175,000	$178,938

Rice Energy
7.250%, 05/01/23	25,000	26,500
6.250%, 05/01/22	250,000	258,124

Rose Rock Midstream LP
5.625%, 07/15/22	75,000	74,063

Rowan
7.375%, 06/15/25	100,000	102,250

Sabine Oil & Gas
9.750%, 02/15/17 (B) (E)	75,000	75

Sabine Pass Liquefaction LLC
5.625%, 03/01/25	475,000	510,531
5.000%, 03/15/27 (A)	125,000	126,563

Sanchez Energy
6.125%, 01/15/23	150,000	143,250

Sanjel
7.500%, 06/19/19 (A) (B) (E)	200,000	915

Seven Generations Energy
6.875%, 06/30/23 (A)	150,000	159,750

Seventy Seven Energy Escrow
6.500%, 10/15/20 (B) (E)	50,000	—

SM Energy
6.750%, 09/15/26	150,000	155,250
6.500%, 11/15/21	100,000	101,906
6.125%, 11/15/22	350,000	356,124
5.000%, 01/15/24	50,000	47,375

Southern Star Central
5.125%, 07/15/22 (A)	75,000	76,313

Southwestern Energy
7.500%, 02/01/18	15,000	15,600
6.700%, 01/23/25	325,000	333,937
5.800%, 01/23/20	75,000	77,625
4.100%, 03/15/22	250,000	237,449

Summit Midstream Holdings LLC
7.500%, 07/01/21	125,000	131,875
5.500%, 08/15/22	150,000	147,000

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
DECEMBER 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — continued

SunCoke Energy Partners LP
7.375%, 02/01/20 (A)	$25,000	$24,875

Sunoco
6.375%, 04/01/23	25,000	25,438
6.250%, 04/15/21	350,000	357,437
5.500%, 08/01/20	75,000	76,594

Tallgrass Energy Partners LP
5.500%, 09/15/24 (A)	75,000	74,813

Targa Resources Partners LP
5.125%, 02/01/25 (A)	25,000	24,906
4.125%, 11/15/19	325,000	330,687

Tesoro
5.375%, 10/01/22	75,000	78,094
5.125%, 12/15/26 (A) (B)	75,000	75,996
4.750%, 12/15/23 (A) (B)	150,000	151,313

Tesoro Logistics LP
6.375%, 05/01/24	50,000	53,750
6.125%, 10/15/21	250,000	263,124
5.250%, 01/15/25	25,000	25,625

Transocean
9.100%, 12/15/41	50,000	45,250
9.000%, 07/15/23 (A)	50,000	51,250
7.500%, 04/15/31	75,000	63,375
6.000%, 03/15/18	510,000	516,374
5.550%, 10/15/22	25,000	21,938

Triangle USA Petroleum
6.750%, 07/15/22 (A) (B) (E)	50,000	15,250

Tullow Oil
6.000%, 11/01/20 (A)	200,000	190,500

Weatherford International
9.875%, 02/15/24 (A)	150,000	159,843
7.750%, 06/15/21	25,000	25,344
6.800%, 06/15/37	25,000	20,500
6.750%, 09/15/40	25,000	20,000
6.500%, 08/01/36	25,000	20,188

Whiting Petroleum
5.750%, 03/15/21	50,000	49,792
5.000%, 03/15/19	125,000	125,489

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
DECEMBER 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

ENERGY — continued

Williams
8.750%, 03/15/32	$50,000	$60,375
7.875%, 09/01/21	75,000	85,688
7.500%, 01/15/31	25,000	28,188
3.700%, 01/15/23	25,000	24,250

Williams Partners LP
4.875%, 05/15/23	300,000	305,872

WPX Energy
7.500%, 08/01/20	200,000	216,000
6.000%, 01/15/22	25,000	25,750

		18,504,212

FINANCIAL SERVICES — 4.9%

Aircastle
5.125%, 03/15/21	50,000	53,438
4.625%, 12/15/18	25,000	26,156

Alliance Data Systems
6.375%, 04/01/20 (A)	817,000	829,254
5.875%, 11/01/21 (A)	125,000	127,188
5.375%, 08/01/22 (A)	75,000	72,750

Ally Financial
8.000%, 12/31/18	375,000	431,319
7.500%, 09/15/20	25,000	28,031
5.125%, 09/30/24	75,000	76,500
4.750%, 09/10/18	50,000	51,625
3.250%, 09/29/17	50,000	50,313
3.250%, 11/05/18	350,000	350,437

BCD Acquisition
9.625%, 09/15/23 (A)	50,000	53,750

CNG Holdings
9.375%, 05/15/20 (A) (B)	150,000	130,875

Community Choice Financial
10.750%, 05/01/19 (B)	50,000	41,750

FBM Finance
8.250%, 08/15/21 (A)	125,000	132,500

Fly Leasing
6.375%, 10/15/21	200,000	209,000

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
DECEMBER 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
FINANCIAL SERVICES — continued

Harland Clarke Holdings
9.750%, 08/01/18 (A)	$25,000	$25,594
9.250%, 03/01/21 (A)	175,000	154,656
6.875%, 03/01/20 (A)	25,000	24,250

Icahn Enterprises LP
6.000%, 08/01/20	150,000	153,938
4.875%, 03/15/19	150,000	152,250

Intelsat Connect Finance
12.500%, 04/01/22 (A)	147,000	91,140

iPayment
9.500%, 12/15/19 (A)	61,690	63,541

KCG Holdings
6.875%, 03/15/20 (A)	125,000	125,000

Ladder Capital Finance Holdings LLLP
7.375%, 10/01/17	50,000	50,000

MSCI
4.750%, 08/01/26 (A)	50,000	49,750

Nationstar Mortgage LLC
6.500%, 06/01/22	175,000	175,438

Navient
7.250%, 09/25/23	100,000	103,000
6.625%, 07/26/21	50,000	52,875

Navient MTN
8.450%, 06/15/18	100,000	108,000
8.000%, 03/25/20	25,000	27,798
6.125%, 03/25/24	650,000	634,562

NFP
9.000%, 07/15/21 (A)	150,000	158,812

Oppenheimer Holdings
8.750%, 04/15/18	19,000	19,190

Springleaf Finance MTN
6.900%, 12/15/17	100,000	104,530
6.000%, 06/01/20	25,000	25,438

Starwood Property Trust
5.000%, 12/15/21 (A)	200,000	203,180

		5,167,828

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
DECEMBER 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

HEALTHCARE — 6.0%

Alere
6.500%, 06/15/20	$50,000	$49,500

CHS
8.000%, 11/15/19	150,000	125,250
7.125%, 07/15/20	75,000	57,023
6.875%, 02/01/22	650,000	454,999

Concordia International
9.500%, 10/21/22 (A)	50,000	17,750
7.000%, 04/15/23 (A)	25,000	7,875

DJO Finco
8.125%, 06/15/21 (A)	50,000	43,375

Endo Finance LLC
7.250%, 01/15/22 (A)	125,000	115,625
6.000%, 07/15/23 (A)	500,000	440,625

Envision Healthcare
6.250%, 12/01/24 (A)	100,000	105,750

Grifols Worldwide Operations
5.250%, 04/01/22	400,000	416,000

HCA
7.580%, 09/15/25	1,250,000	1,353,124
7.500%, 02/15/22	25,000	28,375
5.375%, 02/01/25	700,000	702,625

HealthSouth
5.750%, 11/01/24	25,000	25,438

inVentiv Group Holdings
7.500%, 10/01/24 (A)	275,000	289,410

Kindred Healthcare
8.750%, 01/15/23	25,000	23,469
8.000%, 01/15/20	84,000	84,000
6.375%, 04/15/22	125,000	112,031

Mallinckrodt International Finance
5.625%, 10/15/23 (A)	50,000	46,875
5.500%, 04/15/25 (A)	25,000	22,500

MPH Acquisition Holdings LLC
7.125%, 06/01/24 (A)	125,000	131,888

Ortho-Clinical Diagnostics
6.625%, 05/15/22 (A)	100,000	89,000

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
DECEMBER 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

HEALTHCARE — continued

Select Medical
6.375%, 06/01/21	$100,000	$100,500

Tenet Healthcare
8.125%, 04/01/22	150,000	142,275
7.500%, 01/01/22 (A)	50,000	52,125
6.750%, 06/15/23	275,000	243,375

Universal Hospital Services
7.625%, 08/15/20	75,000	74,625

Valeant Pharmaceuticals International
7.250%, 07/15/22 (A)	200,000	164,500
6.750%, 08/15/18 (A)	125,000	119,063
6.375%, 10/15/20 (A)	100,000	86,406
6.125%, 04/15/25 (A)	525,000	396,375
5.875%, 05/15/23 (A)	400,000	304,000

		6,425,751

INSURANCE — 0.4%

Hub Holdings LLC
8.125% cash/8.875% PIK, 07/15/19 (A) (C)	25,000	25,063

HUB International
7.875%, 10/01/21 (A)	175,000	185,309

MBIA
7.150%, 07/15/27	25,000	26,938

MBIA Insurance
11.940%, 01/15/33 (A) (B) (E)	125,000	58,125

MGIC Investment
5.750%, 08/15/23	75,000	78,375

Radian Group
5.250%, 06/15/20	50,000	52,375

USI
7.750%, 01/15/21 (A)	50,000	51,031

		477,216

MEDIA — 10.7%

Altice Financing
7.500%, 05/15/26 (A)	200,000	208,000

Altice Finco
9.875%, 12/15/20 (A)	200,000	211,500

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
DECEMBER 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MEDIA — continued

Block Communications
7.250%, 02/01/20 (A)	$75,000	$76,313

Cablevision Systems
8.625%, 09/15/17	275,000	286,344
7.750%, 04/15/18	25,000	26,438
5.875%, 09/15/22	175,000	170,625

CBS Radio
7.250%, 11/01/24 (A)	100,000	105,250

CCO Holdings LLC
5.750%, 02/15/26 (A)	475,000	492,812
5.750%, 09/01/23	100,000	104,750
5.500%, 05/01/26 (A)	250,000	255,625
5.375%, 05/01/25 (A)	50,000	51,500

Cequel Communications Holdings I LLC
6.375%, 09/15/20 (A)	205,000	211,150
5.125%, 12/15/21 (A)	560,000	572,599
5.125%, 12/15/21 (A)	25,000	25,563

Clear Channel Worldwide Holdings
7.625%, 03/15/20	300,000	300,935
6.500%, 11/15/22	25,000	25,688

CSC Holdings LLC
7.875%, 02/15/18	1,250,000	1,321,874

DISH DBS
6.750%, 06/01/21	50,000	54,375
5.875%, 11/15/24	325,000	335,643
5.125%, 05/01/20	100,000	103,750
5.000%, 03/15/23	50,000	49,875

Gray Television
5.875%, 07/15/26 (A)	300,000	298,499
5.125%, 10/15/24 (A)	205,000	198,850

iHeartCommunications
12.000% cash/14.000% PIK, 02/01/21 (C)	77,750	30,031
10.000%, 01/15/18	100,000	74,500
9.000%, 12/15/19	75,000	61,594

LIN Television
6.375%, 01/15/21	175,000	180,688

Mediacom Broadband LLC
6.375%, 04/01/23	10,000	10,550
5.500%, 04/15/21	25,000	25,656

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
DECEMBER 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MEDIA — continued

Midcontinent Communications
6.875%, 08/15/23 (A)	$100,000	$107,000

Nexstar Escrow
5.625%, 08/01/24 (A)	200,000	199,000

Outfront Media Capital LLC
5.625%, 02/15/24	25,000	26,156

Quebecor Media
5.750%, 01/15/23	50,000	52,063

RCN Telecom Services LLC
8.500%, 08/15/20 (A)	346,000	367,193

RR Donnelley & Sons
6.000%, 04/01/24	50,000	47,375

SFR Group
7.375%, 05/01/26 (A)	600,000	617,250
6.000%, 05/15/22 (A)	900,000	926,999

Sinclair Television Group
6.125%, 10/01/22	175,000	183,313
5.125%, 02/15/27 (A)	75,000	71,625

Sirius XM Radio
6.000%, 07/15/24 (A)	125,000	130,938

TEGNA
6.375%, 10/15/23	50,000	53,095
5.125%, 07/15/20	25,000	25,969
4.875%, 09/15/21 (A)	25,000	25,500

Townsquare Media
6.500%, 04/01/23 (A)	75,000	71,906

Univision Communications
6.750%, 09/15/22 (A)	1,350,000	1,417,499
5.125%, 02/15/25 (A)	50,000	47,813

Wave Holdco LLC
8.250% cash/9.000% PIK, 07/15/19 (A) (C)	232,976	237,636

WaveDivision Escrow LLC
8.125%, 09/01/20 (A)	525,000	546,656

WMG Acquisition
5.000%, 08/01/23 (A)	50,000	50,250

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
DECEMBER 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value
MEDIA — continued

Ziggo Bond Finance BV
6.000%, 01/15/27 (A)	$300,000	$291,000

		11,367,213

REAL ESTATE — 1.1%

Communications Sales & Leasing
6.000%, 04/15/23 (A)	125,000	129,375

Crescent Communities LLC
8.875%, 10/15/21 (A)	125,000	126,563

CyrusOne LP
6.375%, 11/15/22	50,000	52,813

Equinix
5.375%, 04/01/23	225,000	234,563

FelCor Lodging LP
6.000%, 06/01/25	300,000	313,499

GEO Group
6.000%, 04/15/26	25,000	24,688

Hunt
9.625%, 03/01/21 (A)	25,000	26,219

Kennedy-Wilson
5.875%, 04/01/24	150,000	153,375

MPT Operating Partnership LP
6.375%, 02/15/22	50,000	51,875

Realogy Group LLC
4.875%, 06/01/23 (A)	50,000	48,500

Sabra Health Care LP
5.500%, 02/01/21	50,000	51,500

		1,212,970

SERVICES — 8.0%

Acosta
7.750%, 10/01/22 (A)	225,000	190,124

Ahern Rentals
7.375%, 05/15/23 (A)	175,000	147,000

Air Canada
7.750%, 04/15/21 (A)	375,000	420,937

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
DECEMBER 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

SERVICES — continued

Allegiant Travel
5.500%, 07/15/19	$125,000	$128,750

American Airlines Group
6.125%, 06/01/18	50,000	52,313
4.625%, 03/01/20 (A)	75,000	76,219

Ashton Woods USA LLC
6.875%, 02/15/21 (A)	150,000	145,125

AV Homes
8.500%, 07/01/19	50,000	51,875

Beazer Homes USA
8.750%, 03/15/22 (A)	100,000	108,250
7.250%, 02/01/23	125,000	127,500
5.750%, 06/15/19	50,000	52,000

Boyd Gaming
6.875%, 05/15/23	575,000	620,280
6.375%, 04/01/26 (A)	375,000	405,750

Broadspectrum
8.375%, 05/15/20 (A)	25,000	26,563

Brookfield Residential Properties
6.375%, 05/15/25 (A)	25,000	24,938

Carlson Travel
9.500%, 12/15/24 (A)	202,000	211,343

CEB
5.625%, 06/15/23 (A)	125,000	121,563

Century Communities
6.875%, 05/15/22	50,000	51,500

Churchill Downs
5.375%, 12/15/21	50,000	52,125
5.375%, 12/15/21 (A)	50,000	51,875

Cinemark USA
5.125%, 12/15/22	25,000	25,875

Compiler Finance Sub
7.000%, 05/01/21 (A)	50,000	23,250

Covanta Holding
5.875%, 03/01/24	25,000	24,125

Diamond Resorts International
7.750%, 09/01/23 (A)	25,000	25,000

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
DECEMBER 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

SERVICES — continued

Eldorado Resorts
7.000%, 08/01/23	$25,000	$26,625

Flexi-Van Leasing
7.875%, 08/15/18 (A)	100,000	91,500

Florida East Coast Holdings
9.750%, 05/01/20 (A)	25,000	25,813

Garda World Security
7.250%, 11/15/21 (A)	100,000	93,500

Golden Nugget
8.500%, 12/01/21 (A)	250,000	265,625

Herc Rentals
7.750%, 06/01/24 (A)	250,000	264,063
7.500%, 06/01/22 (A)	150,000	158,813

Intrepid Aviation Group Holdings LLC
6.875%, 02/15/19 (A)	50,000	45,000

Isle of Capri Casinos
5.875%, 03/15/21	25,000	25,891

Jack Cooper Enterprises
10.500% cash/11.250% PIK, 03/15/19 (A) (B) (C)	34,432	3,960

Jack Cooper Holdings
9.250%, 06/01/20	25,000	10,938

Jack Ohio Finance LLC
10.250%, 11/15/22 (A)	50,000	51,000

K Hovnanian Enterprises
8.000%, 11/01/19 (A)	50,000	40,250
7.000%, 01/15/19 (A)	75,000	64,125

KB Home
7.000%, 12/15/21	25,000	26,375

Lennar
4.875%, 12/15/23	25,000	24,875

Lions Gate Entertainment
5.875%, 11/01/24 (A)	50,000	51,000

LTF Merger Sub
8.500%, 06/15/23 (A)	250,000	258,750

Mattamy Group
6.500%, 11/15/20 (A)	125,000	127,499

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
DECEMBER 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

SERVICES — continued

Meritage Homes
7.150%, 04/15/20	$25,000	$27,125
6.000%, 06/01/25	50,000	50,875
4.500%, 03/01/18	125,000	127,500

MGM Resorts International
11.375%, 03/01/18	150,000	166,500
8.625%, 02/01/19	25,000	28,219
6.750%, 10/01/20	225,000	250,313

Michael Baker Holdings LLC
8.875% cash/9.625% PIK, 04/15/19 (A) (C)	27,464	25,130

Midas Intermediate Holdco II LLC
7.875%, 10/01/22 (A)	100,000	103,750

Mohegan Tribal Gaming Authority
7.875%, 10/15/24 (A)	200,000	204,750

National CineMedia LLC
6.000%, 04/15/22	100,000	104,000
5.750%, 08/15/26	25,000	25,500

NCL
4.750%, 12/15/21 (A)	150,000	150,282

Neovia Logistics Intermediate Holdings LLC
10.000% cash/10.750% PIK, 02/15/18 (A) (C)	52,688	35,037

NES Rentals Holdings
7.875%, 05/01/18 (A)	25,000	25,000

New Enterprise Stone & Lime
11.000%, 09/01/18	350,000	350,874

Penn National Gaming
5.875%, 11/01/21	50,000	52,375

Prime Security Services Borrower LLC
9.250%, 05/15/23 (A)	200,000	218,250

Regal Entertainment Group
5.750%, 06/15/23	125,000	128,243

Ritchie Bros Auctioneers
5.375%, 01/15/25 (A)	75,000	76,688

Scientific Games
8.125%, 09/15/18	650,000	658,124

Scientific Games International
10.000%, 12/01/22	200,000	200,000

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
DECEMBER 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

SERVICES — continued

Shea Homes LP
6.125%, 04/01/25 (A)	$200,000	$194,500

Teekay Offshore Partners LP
6.000%, 07/30/19	100,000	84,500

TMS International
7.625%, 10/15/21 (A)	25,000	24,000

TRI Pointe Group
5.875%, 06/15/24	50,000	51,750

US Airways Pass-Through Trust, Ser 2012-2, Cl C
5.450%, 06/03/18	25,000	24,906

Viking Cruises
8.500%, 10/15/22 (A)	75,000	78,094
6.250%, 05/15/25 (A)	25,000	23,250

Weekley Homes LLC
6.000%, 02/01/23	75,000	67,125

Woodside Homes LLC
6.750%, 12/15/21 (A)	75,000	72,750

XPO Logistics
6.125%, 09/01/23 (A)	50,000	52,438

		8,501,730

TECHNOLOGY & ELECTRONICS — 5.4%

Advanced Micro Devices
7.500%, 08/15/22	98,000	106,085
7.000%, 07/01/24	117,000	121,973

Affinion Investments LLC
13.500%, 08/15/18	153,000	95,624

Alcatel-Lucent USA
6.500%, 01/15/28	75,000	77,813
6.450%, 03/15/29	100,000	104,250

Avaya
9.000%, 04/01/19 (A)	100,000	88,750
7.000%, 04/01/19 (A)	175,000	154,000

Bankrate
6.125%, 08/15/18 (A)	25,000	25,313

BMC Software Finance
8.125%, 07/15/21 (A)	50,000	46,969

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
DECEMBER 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

TECHNOLOGY & ELECTRONICS — continued

Camelot Finance
7.875%, 10/15/24 (A)	$225,000	$232,875

CDW LLC
6.000%, 08/15/22	50,000	53,063

Change Healthcare Holdings
6.000%, 02/15/21 (A)	50,000	52,250

CommScope
5.500%, 06/15/24 (A)	75,000	77,906
5.000%, 06/15/21 (A)	50,000	51,688

Conduent Finance
10.500%, 12/15/24 (A)	50,000	53,500

Dell
6.500%, 04/15/38	25,000	23,688

Diamond 1 Finance
5.875%, 06/15/21 (A)	425,000	452,325

Diebold Nixdorf
8.500%, 04/15/24	75,000	80,344

Donnelley Financial Solutions
8.250%, 10/15/24 (A)	175,000	178,500

EarthLink Holdings
8.875%, 05/15/19	130,000	133,184

EMC
1.875%, 06/01/18	100,000	98,892

First Data
7.000%, 12/01/23 (A)	225,000	240,188

Infor Software Parent LLC
7.125% cash/7.875% PIK, 05/01/21 (A) (B) (C)	450,000	463,499

Infor US
6.500%, 05/15/22	160,000	167,600

Informatica
7.125%, 07/15/23 (A)	50,000	47,750

JDA Escrow LLC
7.375%, 10/15/24 (A)	150,000	156,000

Match Group
6.375%, 06/01/24	50,000	52,938

Micron Technology
5.625%, 01/15/26 (A)	175,000	173,469

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
DECEMBER 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

TECHNOLOGY & ELECTRONICS — continued
5.250%, 01/15/24 (A)	$125,000	$124,375
5.250%, 08/01/23 (A)	300,000	302,625

NCR
6.375%, 12/15/23	300,000	323,250
5.875%, 12/15/21	25,000	26,281

NXP BV
4.125%, 06/01/21 (A)	200,000	206,500

Qorvo
7.000%, 12/01/25	100,000	111,250
6.750%, 12/01/23	75,000	82,781

Rackspace
8.625%, 11/15/24 (A)	225,000	238,151

Solera LLC
10.500%, 03/01/24 (A)	75,000	84,750

Southern Graphics
8.375%, 10/15/20 (A)	25,000	25,375

SS&C Technologies Holdings
5.875%, 07/15/23	100,000	104,125

Sungard Availability Services Capital
8.750%, 04/01/22 (A)	50,000	34,500

Western Digital
10.500%, 04/01/24 (A)	225,000	266,625
7.375%, 04/01/23 (A)	175,000	192,938

		5,733,962

TELECOMMUNICATION SERVICES — 7.5%

CenturyLink
7.600%, 09/15/39	350,000	307,125
7.500%, 04/01/24	150,000	157,875
5.800%, 03/15/22	100,000	102,588
5.625%, 04/01/25	25,000	23,750
5.625%, 04/01/20	75,000	79,313

Cogent Communications Finance
5.625%, 04/15/21 (A)	75,000	75,938

Cogent Communications Group
5.375%, 03/01/22 (A)	75,000	77,438

Digicel Group
8.250%, 09/30/20 (A)	200,000	171,594

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
DECEMBER 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

TELECOMMUNICATION SERVICES — continued
7.125%, 04/01/22 (A)	$200,000	$156,148

Embarq
7.995%, 06/01/36	75,000	70,500

Frontier Communications
11.000%, 09/15/25	725,000	751,280
10.500%, 09/15/22	350,000	369,267

GCI
6.750%, 06/01/21	50,000	51,500

Hughes Satellite Systems
6.625%, 08/01/26 (A)	250,000	251,250

Intelsat Jackson Holdings
8.000%, 02/15/24 (A)	125,000	128,438
7.250%, 04/01/19	175,000	147,874

Intelsat Luxembourg
8.125%, 06/01/23 (B)	25,000	7,938
7.750%, 06/01/21 (B)	87,000	28,493
6.750%, 06/01/18 (B)	88,000	71,720

Level 3 Financing
5.625%, 02/01/23	375,000	385,312
5.375%, 08/15/22	100,000	102,375

Sprint
7.125%, 06/15/24	100,000	103,250

Sprint Capital
8.750%, 03/15/32	600,000	661,499
6.875%, 11/15/28	275,000	272,250

Sprint Communications
9.125%, 03/01/17	125,000	126,406
9.000%, 11/15/18 (A)	335,000	370,174
8.375%, 08/15/17	25,000	25,938

T-Mobile USA
6.836%, 04/28/23	100,000	107,125
6.731%, 04/28/22	50,000	52,375
6.633%, 04/28/21	150,000	156,563
6.625%, 04/01/23	425,000	451,562
6.500%, 01/15/24	25,000	26,813
6.375%, 03/01/25	50,000	53,438
6.250%, 04/01/21	575,000	599,437
6.000%, 03/01/23	50,000	52,938

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
DECEMBER 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

TELECOMMUNICATION SERVICES — continued

Windstream Holding of the Midwest
6.750%, 04/01/28	$50,000	$42,750

Windstream Services LLC
7.750%, 10/15/20	375,000	387,125

Zayo Group LLC
6.000%, 04/01/23	900,000	940,499

		7,947,858

UTILITIES — 2.6%

AES
3.931%, 06/01/19 (D)	18,000	18,045

AmeriGas Partners LP
5.500%, 05/20/25	125,000	126,718

Calpine
7.875%, 01/15/23 (A)	30,000	31,275
5.750%, 01/15/25	550,000	533,500
5.500%, 02/01/24	75,000	72,750
5.375%, 01/15/23	75,000	73,688

Dynegy
8.000%, 01/15/25 (A)	200,000	187,500
7.625%, 11/01/24	125,000	115,938
7.375%, 11/01/22	75,000	72,000
6.750%, 11/01/19	350,000	357,875

Ferrellgas LP
6.750%, 01/15/22	25,000	24,813

GenOn Energy
7.875%, 06/15/17	25,000	17,938

Illinois Power Generating
7.000%, 04/15/18 (B) (E)	100,000	36,000

NRG Energy
7.250%, 05/15/26 (A)	100,000	100,000
6.625%, 01/15/27 (A)	350,000	332,500
6.250%, 07/15/22	100,000	100,749

NRG Yield Operating LLC
5.000%, 09/15/26 (A)	100,000	96,000

Suburban Propane Partners LP
5.500%, 06/01/24	75,000	76,313

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
DECEMBER 31, 2016 (Unaudited)

CORPORATE OBLIGATIONS — continued

	Face Amount	Value

UTILITIES — continued

TerraForm Global Operating LLC
9.750%, 08/15/22 (A)	$300,000	$321,750

TerraForm Power Operating LLC
6.125%, 06/15/25 (A) (F)	25,000	26,000

Texas Competitive
11.500%, 10/01/20 (B)	200,000	3,000

		2,724,352

Total Corporate Obligations (Cost $89,084,753)		90,579,498

LOAN PARTICIPATIONS — 3.7%

AUTOMOTIVE — 0.3%

Affinion Group, Initial Term Loan, 2nd Lien
8.500%, 10/31/18	25,000	24,419

Affinion Group, Tranche B Term Loan, 1st Lien
6.750%, 04/30/18	24,497	24,436

Chassix, Initial Term Loan
12.000%, 07/29/19 (B)	101,692	102,200

Federal Mogul Corporation, Tranche B Term Loan
4.000%, 04/15/18	48,875	48,886

Federal Mogul Corporation, Tranche C Term Loan
4.750%, 04/15/21	73,313	72,762

		272,703

BASIC INDUSTRY — 0.1%

Chemours, Tranche B Term Loan
3.750%, 05/12/22	24,684	24,622

Forterra Finance LLC, Senior Lien Term Loan
6.000%, 10/20/23	50,000	50,675

Priso Acquisition Corporation (aka PrimeSource Building Products), Initial Term Loan, 1st Lien
4.500%, 05/09/22	50,000	50,469

		125,766

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
DECEMBER 31, 2016 (Unaudited)

LOAN PARTICIPATIONS — continued

	Face Amount	Value
CAPITAL GOODS — 0.5%

Hilex Poly LLC, Unsecured Bridge Loan
8.000%, 12/16/17	$550,000	$550,687

Signode Industrial Group, Initial Term B Loan
4.000%, 05/01/21	13,889	14,028
3.750%, 05/01/21	1,389	1,403

Signode Industrial Group, Term Loan
3.750%, 05/01/21	12,500	12,625

		578,743

CONSUMER CYCLICAL — 0.4%

Lifetime Fitness, Term B Loan
4.250%, 06/10/22	274,749	276,981

Revlon Consumer Products, Initial Term B Loan
4.250%, 09/07/23	125,000	126,477

		403,458

CONSUMER NON-CYCLICAL — 0.1%

Seta Simmons Bedding LLC, Term Loan, 2nd Lien
9.000%, 10/21/24	100,000	100,833

Shearer’s Foods LLC, Term Loan, 2nd Lien
7.750%, 06/30/22	25,000	23,375

		124,208

ENERGY — 0.3%

California Resources, Term Loan, 1st Lien
11.375%, 12/31/21	75,000	83,469

Chesapeake Energy, Term Loan, 1st Lien
8.500%, 08/23/21	75,000	81,844

CITGO, Term Loan, 1st Lien
9.500%, 05/12/18	50,923	51,793

Hercules Offshore, Term Loan, 1st Lien
10.500%, 05/06/20 (B)	34,512	27,552

HFOTCO LLC, Tranche B Term Loan
4.250%, 08/19/21	24,500	24,439

Sabine Oil & Gas LLC, Term Loan, 2nd Lien
10.750%, 12/31/18 (B) (E)	25,000	969

Southcross, Tranche B Term Loan
9.000%, 04/13/23	3,378	2,635

		272,701

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
DECEMBER 31, 2016 (Unaudited)

LOAN PARTICIPATIONS — continued

	Face Amount	Value
FINANCIAL SERVICES — 0.0%

Orchard Acquisition Company LLC, Initial Term Loan
7.000%, 02/08/19 (B)	$39,087	$21,107

HEALTHCARE — 0.2%

21st Century Oncology, Term Loan, 1st Lien
7.125%, 04/30/22 (B)	24,688	22,836

Jaguar Holding Company I, Initial Term Loan, 1st Lien
4.250%, 08/18/22	49,375	49,992

Opal Acquisition, Term B Loan
5.000%, 11/27/20	28,987	27,755

Opal Acquisition, Term Loan, 1st Lien
5.000%, 11/27/20	19,460	18,487

Premier Dental Services, New Term Loan
7.500%, 11/01/18	67,489	67,236

		186,306

INSURANCE — 0.6%

Asurion LLC, Incremental Tranche B-4 Term Loan, 1st Lien
5.000%, 08/04/22	150,090	152,285

Asurion LLC, Term Loan, 2nd Lien
8.500%, 03/03/21	50,000	50,922

Lonestar Intermediate Super Holdings LLC, Term B Loan
10.000%, 08/31/21	175,000	180,688

MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
5.000%, 06/07/23	222,839	227,096

		610,991

REAL ESTATE — 0.0%

DTZ U.S. Borrower LLC, Additional Term Loan
4.250%, 11/04/21	20,872	21,016

DTZ U.S. Borrower LLC, Initial Term Loan, 2nd Lien
9.250%, 11/04/22	6,383	6,401

		27,417

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
DECEMBER 31, 2016 (Unaudited)

LOAN PARTICIPATIONS — continued

	Face Amount	Value
SERVICES — 0.9%

Acosta, Tranche B-1 Term Loan
4.250%, 09/26/21	$49,127	$48,037

Advantage Sales & Marketing, Initial Term Loan, 1st Lien
4.250%, 07/23/21	24,500	24,629

Advantage Sales & Marketing, Term Loan, 2nd Lien
7.500%, 07/25/22	25,000	24,485

Ancestry.com Operations, Term Loan, 2nd Lien
9.250%, 10/14/24	100,000	102,500

Delta 2 (Lux), Second Lien Facility
7.750%, 07/29/22	75,000	75,750

JDA Software Group (RP Crown), Term Loan B, 1st Lien
4.500%, 09/22/23	50,000	50,631

Lions Gate Entertainment, Term Loan B, 1st Lien
3.750%, 10/13/23	100,000	100,834

Mohegan Tribal Gaming Authority, Term Loan B, 1st Lien
4.500%, 09/30/23	200,000	202,062

RHP Hotel Properties LP, Tranche B Term Loan
3.590%, 01/15/21	97,750	99,033

Scientific Games International, Initial Term Loan, 1st Lien
6.000%, 10/18/20	25,000	25,362

Syncreon Group Holdings, Term Loan
5.250%, 10/28/20	72,570	65,404

UFC Holdings LLC, Term Loan, 1st Lien
5.000%, 08/18/23	50,000	50,725

UFC Holdings LLC, Term Loan, 2nd Lien
8.500%, 08/18/24	100,000	103,063

XPO Logistics, Term B Loan, 1st Lien
4.250%, 11/01/21	18,143	18,408

		990,923

TECHNOLOGY & ELECTRONICS — 0.2%

Camelot Finance, Term Loan B, 1st Lien
4.750%, 09/15/23	75,000	76,016

Entegris, Tranche B Term Loan
3.500%, 04/30/21	14,068	14,197

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
DECEMBER 31, 2016 (Unaudited)

LOAN PARTICIPATIONS — continued

	Face Amount	Value
TECHNOLOGY & ELECTRONICS (continued)

iQor US, Second Lien Term Loan
9.750%, 04/01/22	$75,000	$65,156
Western Digital Corporation, U.S. Term B-1 Loan, 1st Lien
4.500%, 04/29/23	49,875	50,748

		206,117

UTILITIES — 0.1%
Energy Future Intermediate Holdings LLC, Term Loan, 1st Lien
4.250%, 06/30/17	70,000	70,516
Vistra Operations Company LLC, Initial Term C Loan, 1st Lien
5.000%, 08/04/23	13,929	14,117
Vistra Operations Company LLC, Initial Term Loan, 1st Lien
5.000%, 08/04/23	61,071	61,897

		146,530

Total Loan Participations (Cost $3,976,500)		3,966,970

COMMON STOCK — 0.4%

	Shares	Value

ENERGY — 0.1%
Denbury Resources *	4,893	18,006
Halcon Resources *	7,837	73,198
Hercules Offshore *	3,570	4,284
Midstates Petroleum *	46	954
Sandridge Energy Escrow * (B)	25,000	—
Southcross GP * (B)	4	—
Southcross LP * (B)	4	1,500

		97,942

FINANCIALS — 0.0%
iPayment Holdings *	6,892	8,615

INDUSTRIALS — 0.1%
Colt Defense, Cl B * (B)	676	1,014
Exide Technologies * (B)	162	203

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
DECEMBER 31, 2016 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS (continued)
UC Holdings * (B)	4,088	$120,595

		121,812

INFORMATION TECHNOLOGY — 0.1%
Travelport Worldwide	7,046	99,349

TELECOMMUNICATION SERVICES — 0.0%
NII Holdings *	3,902	8,389

UTILITIES — 0.1%
Vistra Energy	3,425	53,088

Total Common Stock (Cost $539,201)		389,195

PREFERRED STOCK — 0.1%

FINANCIALS — 0.1%
Citigroup, 6.875% (D)	1,749	47,836

Cowen Group, 8.250%	1,337	34,374

		82,210

INDUSTRIALS — 0.0%
General Finance, 8.125%	1,116	27,085

Seaspan, 6.375% (B)	1,249	31,425

		58,510

Total Preferred Stock (Cost $136,275)		140,720

CONVERTIBLE BONDS — 0.1%
	Face Amount	Value
INDUSTRIALS — 0.1%

Exide Technologies
7.000% PIK, 04/30/25 (B) (C)	$15,900	8,507

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
DECEMBER 31, 2016 (Unaudited)

CONVERTIBLE BONDS — continued

	Face Amount	Value

Meritor
4.000%, 02/15/27 (F)	$75,000	$76,781

Total Convertible Bonds (Cost $74,158)		85,288

WARRANTS — 0.0%
	Number of Warrants	Value

Halcon Resources, Expires 09/09/20*	291	669

iPayment Holdings, Expires 12/29/22* (B)	44,936	3,370

Midstates Petroleum, Expires 04/21/20* (B)	329	592

UC Holdings, Expires 08/01/20* (B)	600	5,401

Total Warrants (Cost $5,548)		10,032

Total Investments — 89.5% (Cost $93,816,435)†		$95,171,703

Percentages are based on Net Assets of $106,393,026.

*	Non-income producing security.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of such securities as of December 31, 2016 was $41,386,664 and represents 38.9% of Net Assets.
(B)	Securities considered illiquid. The total value of such securities as of December 31, 2016 was $3,205,841 and represented 3.0% of Net Assets.
(C)	Distributions are paid-in-kind.
(D)	Floating rate security - Rate disclosed is the rate in effect on December 31, 2016.
(E)	Security in default on interest payments.
(F)	Step Bonds - The rate reported is rate in effect on December 31, 2016. The coupon on a step bond changes on a specified date.

THE ADVISORS’ INNER CIRCLE FUND III	NOMURA HIGH YIELD FUND
DECEMBER 31, 2016 (Unaudited)

†	At December 31, 2016, the tax basis cost of the Fund’s investments was $93,816,435, and the unrealized appreciation and depreciation were $3,109,110 and $(1,753,842), respectively.

Cl — Class

GP — General Partner

LLC — Limited Liability Company

LLLP — Limited Liability Limited Partnership

LP — Limited Partnership

MTN — Medium Term Note

PIK — Payment-in-Kind

Ser — Series

ULC — Unlimited Liability Company

The following is a list of the inputs used as of December 31, 2016 in valuing the Fund’s investments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Corporate Obligations	$—	$90,579,498	$—	$90,579,498
Loan Participations	—	3,966,970	—	3,966,970
Common Stock	257,268	131,927	—	389,195
Preferred Stock	140,720	—	—	140,720
Convertible Bonds	—	85,288	—	85,288
Warrants	—	10,032	—	10,032

Total Investments in Securities	$397,988	$94,773,715	$—	$95,171,703

Amounts designated as “—” are either $0 or have been rounded to $0.

For the period ended December 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of each period.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

NAM-QH-001-0500

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President
Date: February 27, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: February 27, 2017